Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

May 31, 2019

AZI-QTLY-0719
1.802196.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.0%
	Principal Amount	Value
Arizona - 100.6%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	605,325
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	497,012
Series 2015 A, 5% 7/1/35	2,215,000	2,575,757
Series 2015 B, 5% 7/1/31	1,525,000	1,787,163
Series 2015 D:
5% 7/1/34	500,000	582,550
5% 7/1/35	900,000	1,046,583
5% 7/1/41	485,000	557,527
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,323,993
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,057,845
Series 2013 A, 5% 10/1/25	1,870,000	2,077,813
Series 2015, 5% 9/1/27	1,500,000	1,788,945
Series 2016, 5% 10/1/21	500,000	540,395
Series 2019 A, 5% 10/1/24 (a)	4,000,000	4,691,840
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	985,000	987,620
5% 7/1/32	470,000	471,203
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,390,447
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.546%, tender 1/1/37 (b)(c)	1,000,000	987,770
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,328,260
5% 12/1/42	2,020,000	2,258,219
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,053,800
Series 2012 A, 5% 1/1/43	2,000,000	2,141,720
Arizona State Lottery Rev. Series 2019, 5% 7/1/29 (a)	2,000,000	2,519,880
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,836,630
Series 2017A, 5% 7/1/31	385,000	473,230
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28 (Pre-Refunded to 10/1/24 @ 100)	2,000,000	2,361,420
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	415,678
5% 7/1/28	500,000	590,925
5% 7/1/29	455,000	535,444
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	586,315
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(d)	2,000,000	2,055,120
Series 2019, 5%, tender 6/3/24 (b)(d)	1,000,000	1,143,900
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	792,932
5% 7/1/27	1,300,000	1,500,733
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,105,030
Series 2017:
5% 7/1/30	2,310,000	2,821,873
5% 7/1/32	1,000,000	1,207,020
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	272,468
5% 7/1/33	435,000	469,743
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,186,910
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,209,890
Maricopa County Indl. Dev. Auth. Series 2019 A:
5% 9/1/33	250,000	299,718
5% 9/1/34	680,000	810,859
5% 9/1/35	395,000	469,402
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,003,120
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,581,760
5% 1/1/38	1,215,000	1,435,000
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	258,665
6% 1/1/48 (e)	500,000	520,000
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32 (a)	1,180,000	1,461,784
5% 7/1/34 (a)	585,000	719,281
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	690,000	794,266
5.5% 7/1/29 (Pre-Refunded to 7/1/23 @ 100)	480,000	557,266
5.5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	400,000	464,388
Series 2010 C, 4% 7/1/29	650,000	727,006
Series 2019 A, 5% 7/1/37	1,000,000	1,220,320
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,204,570
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,648,090
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	427,868
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,358,360
5% 7/1/38	3,850,000	4,530,257
Series 2016, 5% 7/1/39	2,270,000	2,665,775
Mesa Util. Sys. Rev.:
Series 2017, 4% 7/1/25	2,000,000	2,278,860
Series 2019 A, 5% 7/1/43	2,000,000	2,442,500
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,099,790
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	457,974
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	909,631
5% 6/1/41	1,250,000	1,319,875
Series 2013, 5% 8/1/27	1,000,000	1,122,480
Series 2014, 5% 6/1/29	500,000	571,775
Series 2015, 5% 6/1/30	1,000,000	1,167,620
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,246,036
5% 7/1/29 (d)	500,000	562,170
Series 2015 A, 5% 7/1/45	4,100,000	4,706,800
Series 2017 A:
5% 7/1/35 (d)	2,425,000	2,877,942
5% 7/1/42 (d)	2,000,000	2,337,580
Series 2017 D, 5% 7/1/31	2,000,000	2,439,960
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,859,860
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,198,470
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,238,940
Phoenix IDA Student Hsg. Rev. Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,705,740
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	417,263
5% 7/1/27 (d)	400,000	434,084
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,118,630
Series 2014, 5% 12/1/27	1,745,000	1,995,093
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,126,367
Series 2012 A:
5% 7/1/23	30,000	33,189
5% 7/1/25	1,600,000	1,769,584
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A:
5% 12/1/34	1,500,000	1,757,445
5% 12/1/45	1,035,000	1,194,048
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,675,000	2,166,998
5.25% 12/1/19	1,000,000	1,016,711
5.5% 12/1/29	3,000,000	3,835,200
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	451,768
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	436,405
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,587,979
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,207,172
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,206,216
Series 2016:
5% 7/1/28	315,000	385,333
5% 7/1/29	500,000	608,650
5% 7/1/30	325,000	391,092
5% 7/1/31	375,000	449,081
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 6% 10/1/37 (e)	500,000	563,395
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	513,115
5% 7/1/28 (FSA Insured)	1,000,000	1,148,560
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	628,449
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,502,815
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,178,800
Series 2017, 5% 7/1/34	1,000,000	1,215,870
5% 7/1/27	1,000,000	1,196,570
5% 7/1/28	2,000,000	2,386,540
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,159,450
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,413,791
Series 2014, 5% 8/1/28	1,000,000	1,160,070
Series 2015 A 5% 6/1/30	2,500,000	2,931,375
5% 6/1/38	1,000,000	1,176,390
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,046,810
Series 2012 A, 5.25% 8/1/33	2,000,000	2,230,620
Series 2016, 5% 8/1/36	1,305,000	1,496,065
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 1.95%, tender 6/3/19 (b)	1,000,000	1,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,299,380

TOTAL ARIZONA		173,375,059

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	200,000	231,986
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	429,456

TOTAL GUAM		661,442

TOTAL MUNICIPAL BONDS
(Cost $165,032,370)		174,036,501

Municipal Notes - 2.9%
Arizona - 2.9%
Arizona Health Facilities Auth. Rev. Series 2015 B, 2.43% 6/3/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,010,000	$2,010,000
Phoenix Indl. Dev. Auth. Health Care Facilities (Mayo Clinic Proj.) Series 2014 A, 2.24% 6/3/19 (Liquidity Facility Bank of America NA), VRDN (b)	3,000,000	3,000,000
TOTAL MUNICIPAL NOTES
(Cost $5,010,000)		5,010,000
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $170,042,370)		179,046,501
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(6,664,733)
NET ASSETS - 100%		$172,381,768

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,342,060 or 0.8% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.